Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

September 30, 2019

VIPFLI-I-QTLY-1119
1.822343.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	4,849	$163,076
VIP Equity-Income Portfolio Investor Class (a)	7,630	170,825
VIP Growth & Income Portfolio Investor Class (a)	9,659	194,912
VIP Growth Portfolio Investor Class (a)	2,359	166,809
VIP Mid Cap Portfolio Investor Class (a)	1,550	47,500
VIP Value Portfolio Investor Class (a)	8,584	125,407
VIP Value Strategies Portfolio Investor Class (a)	5,041	61,400
TOTAL DOMESTIC EQUITY FUNDS
(Cost $705,565)		929,929

International Equity Funds - 12.0%
VIP Emerging Markets Portfolio Investor Class (a)	63,516	735,517
VIP Overseas Portfolio Investor Class (a)	36,258	779,177
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,347,034)		1,514,694

Bond Funds - 57.3%
Fidelity Inflation-Protected Bond Index Fund (a)	146,854	1,496,446
Fidelity Long-Term Treasury Bond Index Fund (a)	21,613	321,379
VIP High Income Portfolio Investor Class (a)	45,636	251,000
VIP Investment Grade Bond Portfolio Investor Class (a)	384,313	5,126,730
TOTAL BOND FUNDS
(Cost $6,793,096)		7,195,555

Short-Term Funds - 23.3%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $2,927,589)	2,927,589	2,927,589
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,773,284)		12,567,767
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$12,567,768

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,490,170	$88,753	$192,551	$4,806	$4,233	$105,841	$1,496,446
Fidelity Long-Term Treasury Bond Index Fund	668,624	71,978	545,281	13,644	79,655	46,403	321,379
VIP Contrafund Portfolio Investor Class	241,292	34,391	128,938	28,777	10,728	5,603	163,076
VIP Emerging Markets Portfolio Investor Class	555,428	211,682	126,855	--	(130)	95,392	735,517
VIP Equity-Income Portfolio Investor Class	253,181	20,684	128,059	17,338	(981)	26,000	170,825
VIP Government Money Market Portfolio Investor Class 1.77%	2,850,429	320,949	243,789	46,576	--	--	2,927,589
VIP Growth & Income Portfolio Investor Class	288,609	41,994	150,411	30,920	27,736	(13,016)	194,912
VIP Growth Portfolio Investor Class	246,633	23,961	135,718	16,287	53,450	(21,517)	166,809
VIP High Income Portfolio Investor Class	249,193	6,867	32,335	2,207	(699)	27,974	251,000
VIP Investment Grade Bond Portfolio Investor Class	4,316,950	807,123	358,126	18,974	4,469	356,314	5,126,730
VIP Mid Cap Portfolio Investor Class	70,167	11,461	36,434	7,814	(1,345)	3,651	47,500
VIP Overseas Portfolio Investor Class	700,163	143,563	153,770	26,381	(10,496)	99,717	779,177
VIP Value Portfolio Investor Class	185,960	16,949	98,655	12,183	8,823	12,330	125,407
VIP Value Strategies Portfolio Investor Class	90,745	11,607	50,593	9,054	(520)	10,161	61,400
	$12,207,544	$1,811,962	$2,381,515	$234,961	$174,923	$754,853	$12,567,767

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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